Net Revenues (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of revenue from contracts with customers [Abstract]
Disclosure of disaggregation of revenue from contracts with customers
Revenue disaggregated by type of revenue and property is as follows:

	Casino	Rooms	Mall(ii)	Food and beverage	Convention, ferry, retail and other	Net revenues
	US$ in millions
Year ended December 31, 2018
The Venetian Macao	$2,829	$223	$234	$81	$107	$3,474
Sands Cotai Central	1,622	331	69	102	29	2,153
The Parisian Macao	1,265	124	57	65	22	1,533
The Plaza Macao	502	39	145	29	4	719
Sands Macao	598	17	3	27	5	650
Ferry and other operations	—	—	—	—	151	151
Inter-segment revenues(i)	—	—	(1)	—	(14)	(15)
	$6,816	$734	$507	$304	$304	$8,665
Year ended December 31, 2017
The Venetian Macao	$2,362	$179	$220	$74	$89	$2,924
Sands Cotai Central	1,433	291	63	102	27	1,916
The Parisian Macao	1,120	128	66	61	20	1,395
The Plaza Macao	391	34	131	28	3	587
Sands Macao	574	19	—	27	6	626
Ferry and other operations	—	—	—	—	153	153
Inter-segment revenues(i)	—	—	(1)	—	(14)	(15)
	$5,880	$651	$479	$292	$284	$7,586
Year ended December 31, 2016
The Venetian Macao	$2,286	$177	$209	$75	$84	$2,831
Sands Cotai Central	1,471	267	62	99	25	1,924
The Parisian Macao	315	36	23	20	7	401
The Plaza Macao	392	36	127	26	3	584
Sands Macao	614	20	—	26	8	668
Ferry and other operations	—	—	—	—	145	145
Inter-segment revenues(i)	—	—	(1)	—	(9)	(10)
	$5,078	$536	$420	$246	$263	$6,543

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Note: The prior year presentation has been adjusted for the adoption of IFRS 15, Revenue from Contracts with Customers, and conformed to the current year presentation.

(i)	Inter-segment revenues are charged at prevailing market rates.

(ii)
Of this amount, US$436 million and US$71 million for the year ended December 31, 2018, US$406 million and US$73 million for the year ended December 31, 2017, US$360 million and US$60 million for the year ended December 31, 2016 are related to income from right of use and management fee and other, respectively. Income from right of use is recognized in accordance with IAS 17 Leases.

Explanation of significant changes in contract liabilities
The following table summarizes the liability activity related to contracts with customers:

	Outstanding Chip Liability		Loyalty Program Liability		Customer Deposits and Other Deferred Revenue(i)
	2018	2017	2018	2017	2018	2017
	US$ in millions
Balance at January 1	$418	$483	$30	$45	$424	$343
Balance at December 31	514	418	33	30	497	424
Increase/(decrease)	$96	$(65)	$3	$(15)	$73	$81

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(i)
Of this amount, US$127 million, US$121 million and US$109 million as of December 31, 2018, December 31, 2017, and January 1, 2017, respectively, relates to mall deposits that are accounted for based on lease terms usually greater than one year.